Summary of Financial Instruments were Denominated in U S Dollars (Detail) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Cash		$ 54,182	$ 21,587
Accounts receivable		421,427	413,925
Accounts payable and accrued liabilities		(342,382)	(392,053)
Canadian Operations [Member] | Currency Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Cash				$ 9,539	$ 264
Accounts receivable				17	215
Accounts payable and accrued liabilities				(26,706)	(28,041)
Long-term liabilities, excluding long-term incentive plans	[1]			0	0
Net foreign currency exposure				(17,150)	(27,562)
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net earnings (loss)		(172)	(276)
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive loss		0	0
Foreign Operations [Member] | Currency Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Cash				16,459	13,421
Accounts receivable				148,885	175,543
Accounts payable and accrued liabilities				(120,416)	(101,531)
Long-term liabilities, excluding long-term incentive plans	[1]			(13,708)	(14,542)
Net foreign currency exposure				$ 31,220	$ 72,891
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net earnings (loss)		0	0
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive loss		$ 312	$ 729

[1]	Excludes U.S. dollar long-term debt that has been designated as a hedge of the Corporation’s net investment in certain self-sustaining foreign operations.